Prepayments, receivables and other assets (Tables)	12 Months Ended
Mar. 31, 2016
Prepayments, receivables and other assets
Schedule of components of prepayments, receivables and other assets

	As of March 31,
	2015	2016
	(in millions of RMB)
Current:
VAT receivables (i)	3,457	6,589
Amounts due from related companies (ii)	4,842	3,236
Prepaid cost of revenue, sales and marketing expenses and others	433	1,242
Accounts receivable, net of allowance	1,067	1,209
Deferred direct selling costs (iii)	809	948
Deferred tax assets (Note 7)	256	451
Advances to customers and merchants	373	435
Loan receivables, net	835	390
Interest receivables	561	314
Employee loans and advances (iv)	153	124
Others	1,027	2,090

	13,813	17,028

Non-current:
Prepayment for acquisition of property and equipment	1,883	4,358
Employee loans (iv)	534	451
Prepaid upfront fees and debt issuance costs related to long-term borrowings and unsecured senior notes	311	354
Deferred direct selling costs (iii)	149	148
Deferred tax assets (Note 7)	157	30
Prepayment for film rights, script agreements and in-production movies and TV episodes	375	—
Others	676	666

	4,085	6,007

(i)

VAT receivables as of March 31, 2016 mainly represent VAT receivable from relevant PRC tax authorities arising from OneTouch's VAT refund service. OneTouch provides advance settlement of relevant VAT refund amount to its customers prior to receiving such VAT refund from tax authorities. To provide this service, OneTouch relies on short term banking facilities and takes on credit risk if OneTouch fails to recover the prepaid VAT amount.

(ii)

Amounts due from related parties primarily represent balances arising from transactions with Ant Financial Services and its subsidiaries (Note 4(b) and 23). The balances are unsecured, interest free and repayable within the next twelve months.

(iii)

The Company is obligated to pay certain costs upon the receipt of membership fees from merchants or other customers, which primarily consist of sales commissions. The membership fees are initially deferred and recognized as revenue in the consolidated income statements in the period in which the services are rendered. As such, the related costs are also initially deferred and recognized in the consolidated income statements in the same period as the related service fees are recognized.

(iv)

Employee loans mainly represent full recourse, interest-bearing share purchase, option exercise and tax loans, with a term of four to five years, to employees of the Company and its related companies in order to finance their purchase of ordinary shares, exercise of options underlying the ordinary shares as well as payment of related personal taxes. Such employee loans are pledged by ordinary shares owned by the employees and carried interest at market rates. The balance also includes an interest-free loan program, with a term of five years, to eligible employees for purchase of their first residential properties.